RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 19, 2023	Jun. 30, 2023	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 13,475,000		$ 13,475,000	$ 13,475,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,750,000		3,750,000			202,575	94,535
Exercise price	$ 10.00		$ 10.00	$ 8.54		$ 2.96
Fair value of warrant per share	$ 2.52
Amounts owed to related parties				$ 7,773,389		$ 1,637,048
Interest expense				25,050		56,515
Advance from related party				693,036
Related Party [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties							35,539
Amounts owed to related parties						48,069
Professional and other fees and costs				58,785	$ 40,290	571,215	192,000
Advance from related party							35,539
Amounts owed from related parties							$ 13,685
Related Party [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Promissory note		$ 620,000
Interest rate		7.00%
Maturity date		Jun. 25, 2025
Advisory fees		$ 500,000
Payment terms		The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025.
Outstanding balance promissory note		$ 500,000		500,000
Interest expense		25,299		10,582
Proceeds from issuance of promissory note		$ 620,000
Related Party [Member] | Revision of Prior Period, Adjustment [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties						178,723
Related Party [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties				373,450		178,723
Amounts owed to related parties				$ 45,837		$ 48,069
AFG Companies Inc [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,750,000